Related Party Transactions	3 Months Ended
Mar. 31, 2023
Disclosure Of Related Party Text Block Abstract
Related Party Transactions
4.	Related Party Transactions

a.	Compensation to key management personnel

(i)	The compensation to key management personnel for employment services they provide to the Company is as follows:

	Three months ended	Three months ended
	January 31,	January 31,
	2023	2022

Officers:
Consulting fees	$190,374	$127,859
Share based compensation	59,933	147,424
	$250,307	$275,283
Directors:
Directors’ fees	$73,581	$24,000
Share based compensation	59,465	14,979
	$133,046	$38,979

(ii)	Balances with related parties

	January 31,	October 31,
	2023	2022
Amounts owed to officers	$124,257	$185,830
Amounts owed to directors	19,575	96,014
	$143,832	$281,844

b.	On March 7, 2022, the Company signed an agreement with SciSparc, pursuant to which the Company and SciSparc agreed to cooperate in conducting a feasibility study using certain molecules developed by each party (the “Cooperation Agreement”). Certain of the Company’s officers and directors currently operate, manage or are engaged as officers and/or directors of SciSparc, which may have similar or different objectives than the Company’s. Such activities could detract from the time these people have to allocate to the Company’s affairs. To date, no determination has been made to pursue the joint venture and the development of the research activities with SciSparc remains in a very early stage. For the three months ended January 31, 2023, the Company received $13,180 as a reimbursement for research and development expenses conducted within the framework of the Cooperation Agreement. As of January 31, 2023, $77,314 is owed to the Company.

c.	The Company shares office space with SciSparc.